Deferred revenue (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Deferred revenue [Line Items]
Deferred revenue, current	¥ 758,044	$ 116,509	¥ 430,683
Deferred revenue, non-current	57,718	$ 8,871	25,459
Live streaming [Member]
Deferred revenue [Line Items]
Deferred revenue, current	637,346		308,545
Deferred revenue, non-current	45,267		12,002
Membership [Member]
Deferred revenue [Line Items]
Deferred revenue, current	55,035		47,532
Deferred revenue, non-current	6,918		6,273
Online games [Member]
Deferred revenue [Line Items]
Deferred revenue, current	49,065		61,589
Others [Member]
Deferred revenue [Line Items]
Deferred revenue, current	16,598		13,017
Deferred revenue, non-current	¥ 5,533		¥ 7,184